Vanguard Windsor II Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.3%)
Communication Services (7.8%)
*	Alphabet Inc. Class A	716,097	1,308,567
*	Alphabet Inc. Class C	292,365	536,706
*	Facebook Inc. Class A	1,553,662	401,358
*	Twitter Inc.	4,540,000	229,406
*	Discovery Inc. Class C	5,839,498	204,558
*	Walt Disney Co.	1,178,862	198,249
	News Corp. Class A	9,631,710	186,855
	Electronic Arts Inc.	1,227,539	175,784
	Vodafone Group plc ADR	10,004,932	171,585
	Comcast Corp. Class A	2,884,213	142,970
	Verizon Communications Inc.	1,447,910	79,273
	Omnicom Group Inc.	913,679	56,995
	Interpublic Group of Cos. Inc.	2,230,783	53,695
	ViacomCBS Inc. Class B	936,079	45,400
			3,791,401
Consumer Discretionary (10.7%)
	Lennar Corp. Class A	6,132,759	509,939
*	General Motors Co.	9,843,002	498,843
	McDonald's Corp.	2,188,469	454,851
	Lowe's Cos. Inc.	2,418,914	403,596
	Sony Corp. ADR	3,375,000	323,021
*	Dollar Tree Inc.	2,743,648	278,919
	Starbucks Corp.	2,754,022	266,617
	DR Horton Inc.	3,372,510	259,009
	Dollar General Corp.	1,306,561	254,270
*	Aptiv plc	1,858,543	248,301
	Home Depot Inc.	912,660	247,167
*	Alibaba Group Holding Ltd. ADR	941,945	239,094
	Magna International Inc.	3,251,132	228,392
[1]	Cie Generale des Etablissements Michelin SCA ADR	6,669,019	183,865
*	Ross Stores Inc.	1,500,201	166,957
*	Booking Holdings Inc.	85,400	166,046
	Daimler AG (Registered)	2,159,229	151,651
	Bayerische Motoren Werke AG	1,371,126	116,092
	Harley-Davidson Inc.	1,936,773	77,645
*	Goodyear Tire & Rubber Co.	4,584,996	48,372
	Genuine Parts Co.	496,042	46,568
*	Adient plc	1,311,943	42,363
	Lennar Corp. Class B	46,457	3,110
			5,214,688
Consumer Staples (4.9%)
	Coca-Cola Co.	11,667,954	561,812

		Shares	Market Value ($000)
	Procter & Gamble Co.	4,126,036	528,999
	PepsiCo Inc.	2,460,473	336,027
	Mondelez International Inc. Class A	5,978,253	331,434
	Tyson Foods Inc. Class A	2,787,779	179,282
	Unilever plc ADR	2,238,698	130,606
	Nestle SA (Registered)	1,050,073	117,710
	Sysco Corp.	1,478,440	105,723
	Walgreens Boots Alliance Inc.	2,100,000	105,525
			2,397,118
Energy (4.4%)
	ConocoPhillips	8,063,299	322,774
	Hess Corp.	3,813,667	205,862
	Marathon Oil Corp.	27,143,787	196,521
	Halliburton Co.	11,140,235	196,402
	Cabot Oil & Gas Corp.	10,471,000	191,933
[1]	Royal Dutch Shell plc Class A ADR	4,873,612	179,788
	Apache Corp.	10,056,877	143,612
	Phillips 66	1,990,000	134,922
	Suncor Energy Inc.	7,518,132	125,778
*	NOV Inc.	10,076,888	124,752
	Pioneer Natural Resources Co.	820,000	99,138
	Marathon Petroleum Corp.	1,889,789	81,563
	Schlumberger NV	2,915,800	64,760
	Baker Hughes Co. Class A	3,043,100	61,136
	Murphy Oil Corp.	2,182,252	26,995
			2,155,936
Financials (18.3%)
	Bank of America Corp.	27,712,907	821,688
	Wells Fargo & Co.	27,416,908	819,217
	Citigroup Inc.	14,007,658	812,304
	JPMorgan Chase & Co.	6,116,301	786,984
	Intercontinental Exchange Inc.	6,318,931	697,294
	American International Group Inc.	13,653,256	511,178
	PNC Financial Services Group Inc.	2,966,955	425,817
	American Express Co.	3,553,707	413,154
	Commerce Bancshares Inc.	4,348,061	290,668
	Ameriprise Financial Inc.	1,330,000	263,167
	Capital One Financial Corp.	2,453,000	255,750
	Goldman Sachs Group Inc.	937,349	254,181
	Marsh & McLennan Cos. Inc.	2,103,988	231,249
	Cincinnati Financial Corp.	2,192,000	184,325
	East West Bancorp Inc.	3,000,000	179,820
	Citizens Financial Group Inc.	4,602,351	167,710
	Travelers Cos. Inc.	1,204,992	164,240
	Chubb Ltd.	1,121,000	163,296
	Truist Financial Corp.	2,831,319	135,847
	Hartford Financial Services Group Inc.	2,822,900	135,556
*	BNP Paribas SA	2,782,700	133,446
	Cullen/Frost Bankers Inc.	1,428,854	131,797
	Equitable Holdings Inc.	5,114,540	126,738
	Bank of New York Mellon Corp.	3,006,134	119,734
	Charles Schwab Corp.	2,052,884	105,806
	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	90,913
	Morgan Stanley	1,120,616	75,137
	CIT Group Inc.	2,022,510	74,631
	Discover Financial Services	888,078	74,190
	Synchrony Financial	1,589,451	53,485

		Shares	Market Value ($000)
	Fifth Third Bancorp	1,769,412	51,189
	State Street Corp.	665,188	46,563
	China Construction Bank Corp. Class H	51,864,000	39,283
*	Natwest Group plc	18,703,800	37,551
	Sumitomo Mitsui Financial Group Inc.	963,900	29,947
*	Banco de Sabadell SA	36,345,074	15,874
*	Barclays plc	1,783,152	3,253
			8,922,982
Health Care (16.5%)
	Medtronic plc	10,746,273	1,196,383
	Johnson & Johnson	6,783,277	1,106,556
	Danaher Corp.	3,128,904	744,178
	Anthem Inc.	1,847,538	548,682
	UnitedHealth Group Inc.	1,470,250	490,446
	Thermo Fisher Scientific Inc.	642,553	327,509
	Cigna Corp.	1,502,773	326,177
*	HCA Healthcare Inc.	1,886,900	306,583
	Amgen Inc.	1,116,000	269,436
	Humana Inc.	690,218	264,429
	Pfizer Inc.	6,548,831	235,103
*	Alcon Inc.	3,105,000	222,660
	Zoetis Inc.	1,346,898	207,759
	Roche Holding AG	566,900	195,644
*	Elanco Animal Health Inc.	6,499,000	188,666
	Novartis AG ADR	1,947,000	176,145
*	Laboratory Corp. of America Holdings	759,677	173,898
*	Boston Scientific Corp.	4,859,456	172,219
*	IQVIA Holdings Inc.	957,951	170,324
	GlaxoSmithKline plc ADR	4,176,194	155,563
	Sanofi ADR	2,209,191	104,296
*	Centene Corp.	1,362,088	82,134
*	Maravai LifeSciences Holdings Inc. Class A	2,206,044	76,859
	Bristol-Myers Squibb Co.	1,123,900	69,041
	Zimmer Biomet Holdings Inc.	440,508	67,693
	AbbVie Inc.	544,967	55,848
*	Biogen Inc.	150,011	42,395
	Merck & Co. Inc.	442,329	34,090
			8,010,716
Industrials (7.8%)
	Honeywell International Inc.	3,225,165	630,101
	General Electric Co.	48,782,484	520,997
	Norfolk Southern Corp.	1,379,985	326,532
	FedEx Corp.	1,293,573	304,429
	Parker-Hannifin Corp.	995,000	263,287
*	CNH Industrial NV	18,302,399	233,356
	Johnson Controls International plc	4,680,000	233,158
	Xylem Inc.	2,400,000	231,816
	Waste Management Inc.	1,790,874	199,360
	Cummins Inc.	843,172	197,656
	Allegion plc	1,836,000	196,470
	General Dynamics Corp.	1,018,000	149,320
	Caterpillar Inc.	738,613	135,048
	Stanley Black & Decker Inc.	334,890	58,100
	PACCAR Inc.	490,820	44,773
*	Fluor Corp.	2,263,685	39,139
*	Embraer SA ADR	1,662,054	10,670
			3,774,212

		Shares	Market Value ($000)
Information Technology (21.6%)
	Microsoft Corp.	10,713,719	2,485,154
	Apple Inc.	8,157,425	1,076,454
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,416,986	779,792
	Samsung Electronics Co. Ltd.	8,514,100	622,440
*	Micron Technology Inc.	5,621,323	439,981
	Visa Inc. Class A	2,233,218	431,569
	Analog Devices Inc.	2,683,813	395,406
	Texas Instruments Inc.	2,282,946	378,261
*	ANSYS Inc.	1,042,000	369,254
*	Adobe Inc.	794,000	364,263
	QUALCOMM Inc.	2,191,000	342,409
	Microchip Technology Inc.	2,228,000	303,253
*	PayPal Holdings Inc.	1,068,000	250,243
	Cisco Systems Inc.	5,148,405	229,516
	Oracle Corp.	3,491,625	210,999
	Amphenol Corp. Class A	1,625,785	203,028
	Hewlett Packard Enterprise Co.	16,279,141	200,885
	Accenture plc Class A	769,234	186,093
*	salesforce.com Inc.	726,986	163,979
	Corning Inc.	4,483,651	160,829
*	F5 Networks Inc.	797,600	156,290
	Fidelity National Information Services Inc.	1,165,634	143,909
	TE Connectivity Ltd.	1,179,766	142,044
	Applied Materials Inc.	1,460,204	141,173
	Telefonaktiebolaget LM Ericsson ADR	11,217,080	139,877
*	Palo Alto Networks Inc.	322,027	112,951
	CDW Corp.	680,299	89,568
			10,519,620
Materials (2.1%)
	Corteva Inc.	7,087,000	282,488
	Martin Marietta Materials Inc.	823,000	236,539
	RPM International Inc.	2,570,000	211,948
	Avery Dennison Corp.	1,167,246	176,102
	International Paper Co.	2,376,429	119,558
			1,026,635
Other (0.4%)
[1]	SPDR S&P 500 ETF Trust	529,972	196,127
Real Estate (1.2%)
	Prologis Inc.	3,145,211	324,586
	Sun Communities Inc.	720,000	103,053
	Equity LifeStyle Properties Inc.	1,600,000	97,344
*	Host Hotels & Resorts Inc.	3,420,800	46,352
			571,335
Utilities (0.6%)
	PPL Corp.	8,369,203	231,576
	Southern Co.	994,110	58,573
			290,149
Total Common Stocks (Cost $32,808,894)			46,870,919
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.107%	19,276,747	1,927,675

		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	U.S. Cash Management Bill, 0.114%, 3/23/21	5,972	5,971
Total Temporary Cash Investments (Cost $1,933,387)			1,933,646
Total Investments (100.3%) (Cost $34,742,281)			48,804,565
Other Assets and Liabilities—Net (-0.3%)			(169,835)
Net Assets (100%)			48,634,730
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $207,285,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $218,208,000 was received for securities on loan, of which $83,256,000 is held in Vanguard Market Liquidity Fund and $134,952,000 is held in cash.
4	Securities with a value of $5,972,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	3,392	628,402	300
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	45,408,028	1,462,891	—	46,870,919
Temporary Cash Investments	1,927,675	5,971	—	1,933,646
Total	47,335,703	1,468,862	—	48,804,565
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13,213	—	—	13,213
1	Represents variation margin on the last day of the reporting period.